Supplement dated May 30, 2025
to the following statutory prospectus(es):
BOA IV, BOA America's VISION Annuity, BOA America's Future Annuity, Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, BOA V, NEA Valuebuilder Select, BOA FPVUL, BOA TNG and BOA ChoiceLife FPVUL dated May 1, 2025
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
1. The following underlying mutual fund is offered as an investment option under the contract or policy.
Effective June 18, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I
2. Effective June 20, 2025, Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I will reopen and will be made available to all policy owners.
PROS-0994